                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX

          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number 811-02650

                 RiverSource Government Money Market Fund, Inc.
               (Exact name of registrant as specified in charter)

            50606 Ameriprise Financial Center, Minneapolis, MN 55474
               (Address of principal executive offices) (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: 12/31

Date of reporting period: 7/1/09-6/30/10

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-02650
Reporting Period: 07/01/2009 - 06/30/2010
RiverSource Government Money Market Fund, Inc.









=================== RiverSource Government Money Market Fund, Inc. =============

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)              RiverSource Government Money Market Fund, Inc.


By (Signature and Title)* /s/ J. Kevin Connaughton
                          ----------------------------------------
                          J. Kevin Connaughton
                          President

Date                      August 23, 2010

* Print the name and title of each signing officer under his or her signature.